Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Additional information old (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Proceeds from sales of investment securities, net of cash transferred		€ 529	€ 110	€ 515
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Proceeds from sales of investment securities, net of cash transferred	€ 433	543	53	433
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of financial assets [line items]
Proceeds from sales of investment securities, net of cash transferred		529	110	515
Telecom activities, operating segment [member] | Operating segments [member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Foreign exchange effect		€ 822	€ 512	€ 125